Form N-CSR Cover	6 Months Ended
Jul. 31, 2025
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Dreyfus Treasury Obligations Cash Management
Entity Central Index Key	0000796251
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025